Fair value measurement - Reconciliation of fair value measurements (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Fair value measurement
Beginning Balance		₨ 11,842,066
Ending Balance	$ 147,090	10,172,727	₨ 11,842,066
Level 1 and 3
Fair value measurement
Beginning Balance		2,819,331	1,340,330
Business acquisition			610,383
Charge to profit or loss		(1,181,911)	857,318
Advance paid towards final payment		(200,000)
Charged to equity			(2,755)
Effects of movements in foreign exchange rates		136,382	14,055
Ending Balance		1,573,801	2,819,331
Ordinary Warrants | Level 1 and 3 | Macquarie Corporate Holdings Pty Limited
Fair value measurement
Beginning Balance		84	2,229
Charge to profit or loss		5	(2,137)
Effects of movements in foreign exchange rates		5	(8)
Ending Balance		94	84
Quoted Warrants | Level 1 and 3
Fair value measurement
Beginning Balance		1,914,520	1,335,188
Charge to profit or loss		(1,667,198)	565,390
Effects of movements in foreign exchange rates		136,377	13,942
Ending Balance		383,699	1,914,520
Contingent dividend | Level 1 and 3
Fair value measurement
Beginning Balance			2,913
Charge to profit or loss			(279)
Charged to equity			(2,755)
Effects of movements in foreign exchange rates			121
Liability for acquisition of business | Level 1 and 3
Fair value measurement
Beginning Balance		904,727	0
Business acquisition			610,383
Charge to profit or loss		485,282	294,344
Advance paid towards final payment		(200,000)
Ending Balance		₨ 1,190,009	₨ 904,727